Note 2 - Summary of significant accounting policies: Intangible assets, net (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Intangible assets, net

Intangible assets, net

Intangible assets are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets. All land in the PRC is owned by the government; however, the government grants “land use rights.” The Company has obtained rights to use various parcels of land for 50 years. The Company also has obtained several software and technology know-how with the useful life of 3 years to 5 years. The Company amortizes the cost of the intangible assets over their useful life using the straight-line method.